RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 2,947,871	$ 5,065,222
Receivables from brokers, dealers, and clearing organizations
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	804,639,024	764,318,932
Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	804,639,024	761,681,403
Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		2,637,529
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	1,046,190	1,032,211
Fast Connection Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		1,500,000
Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		1,044,738
Amount due to related parties		10,496
Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	1,901,681	1,488,273
Amount due to related parties	2,039,287
Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related parties	170,338,199	218,563,624
Payables to brokers, dealers and clearing organizations
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related parties	170,338,199	$ 218,574,120
Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related parties	$ 25,330,766